Description of the business and organization (Tables)	3 Months Ended
Mar. 31, 2024
Description of the business and organization
Schedule of the principal subsidiaries

As of March 31, 2024, the principal subsidiaries of the Group are as follows:

		Date of
		Incorporation,
	Percentage of	Merger or	Place of	Major
Subsidiaries	Ownership	Acquisition	Incorporation	Operation
Atour (Tianjin) Hotel Management Co., Ltd.	100%	August 30, 2012	PRC	Hotel management
Shanghai Atour Business Management (Group) Co., Ltd.	100%	February 17,2013	PRC	Hotel management
Xi'an Jiaduo Hotel Management Co., Ltd.	100%	August 30, 2013	PRC	Hotel management
Gongyu (Shanghai) Culture Communication Co., Ltd.	100%	December 02, 2014	PRC	Retail management
Shanghai Qingju Investment Management Co., Ltd.	100%	July 15, 2015	PRC	Investment management
Fuzhou Hailian Atour Hotel Management Co., Ltd.	51%	September 21, 2015	PRC	Hotel management
Chengdu Zhongchengyaduo Hotel Management Co., Ltd.	100%	November 26, 2015	PRC	Hotel management
Shanghai Hongwang Financial Information Service Co., Ltd.	100%	January 27, 2016	PRC	Financial information service management

		Date of
		Incorporation,
	Percentage of	Merger or	Place of	Major
Subsidiaries	Ownership	Acquisition	Incorporation	Operation
Shanghai Shankuai Information Technology Co.,Ltd.	100%	February 01,2016	PRC	Retail management
Hangzhou Anduo Hotel Management Co., Ltd.	100%	April 20, 2017	PRC	Hotel management
Shanghai Leiduo Information Technology Co., Ltd.	100%	March 21, 2017	PRC	Retail management
Yueduo (Shanghai) Apartment Management Service Co., Ltd.	80%	March 23, 2017	PRC	Property Management
Shanghai Naiduo Hotel Management Co., Ltd.	100%	July 25, 2017	PRC	Hotel management
Shanghai Zhouduo Hotel Management Co., Ltd.	100%	August 04, 2017	PRC	Hotel management
Shanghai Chengduo Information Technology Co., Ltd.	100%	November 15, 2017	PRC	Software and Technology services
Beijing Chengduo Data Technology Co., Ltd.	100%	January 22, 2018	PRC	Technology services
Shanghai Xiangduo Enterprise Management Co., Ltd.	100%	April 13, 2018	PRC	Hotel management
Shanghai Guiduo Hotel Management Co., Ltd.	100%	May 08,2018	PRC	Hotel management
Atour (Shanghai) Travel Agency Co., Ltd.	100%	July 05, 2018	PRC	Travel agency operation
Guangzhou Zhongduo Hotel Management Co., Ltd.	100%	July 19, 2018	PRC	Hotel management
Shanghai Banduo Hotel Management Co., Ltd.	100%	October 11, 2018	PRC	Hotel management
Beijing Yueduo Property Management Co., Ltd.	80%	February 13, 2019	PRC	Property Management
Shanghai Xingduo Hotel Management Co., Ltd.	100%	May 24, 2019	PRC	Hotel management
Shanghai Jiangduo Information Technology Co., Ltd.	100%	March 07, 2019	PRC	Retail management
Shenzhen Jiaoduo Hotel Management Co., Ltd.	100%	March 25, 2019	PRC	Hotel management
Shanghai Huiduo Hotel Management Co., Ltd.	90%	July 15, 2019	PRC	Hotel management
Shanghai Mingduo Business Management Co., Ltd.	100%	July 18, 2019	PRC	Hotel management
Shanghai Youduo Hotel Management Co., Ltd.	100%	July 26, 2019	PRC	Hotel management
Shanghai Yinduo Culture Communication Co., Ltd.	100%	August 27, 2020	PRC	Retail management
Atour Hotel (HK) Holdings, Ltd.	100%	March 05, 2021	Hong Kong	Investment holding
Shanghai Rongduo Commercial Management Co., Ltd.	100%	June 13, 2022	PRC	Hotel management
Shanghai Yanduo Information Technology Co., Ltd.	100%	February 18, 2024	PRC	Retail management
Shanghai Yongduo Information Technology Co., Ltd.	100%	February 18, 2024	PRC	Retail management
Shanghai Dongduo Business Management Co., Ltd.	100%	February 22, 2024	PRC	Hotel management
Shanghai Qiduo Information Technology Co., Ltd.	100%	February 27, 2024	PRC	Retail management